Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Life	Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.
Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Schedule of Amounts and Percentages of Total Revenues

The following table sets forth a breakdown of our revenues, in absolute amounts and percentages of total revenues for the six months ended June 30, 2024 and 2025,

	For the Six Months Ended June 30,
	2024		2025
	RMB	%	RMB	US$	%
	(in thousands, except for percentages)
	（Unaudited）
Sourcing services	75	0.6	2,812	393	15.9
Product sales	12,389	93.9	13,899	1,940	78.4
Battery-swapping services	726	5.5	1,018	142	5.7
Total revenues	13,190	100.0	17,729	2,475	100.0